ING Variable Products Trust

ING VP International Value Portfolio

(“Portfolio”)

Supplement dated January 15, 2008

to the Adviser Class (“ADV Class”) Prospectus,

Class S Prospectus and Class I Prospectus

each dated April 30, 2007

The Board of Trustees of ING Variable Products Trust approved changes in the Portfolio’s advisory fees, effective January 1, 2008.

ADV Class Prospectus

1.               The information relating to the Portfolio in the table entitled “Operating Expenses Paid Each Year by the Portfolios(1)” on page 10 of the ADV Class Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fees	Distribution (12b-1) Fees	Shareholder Service Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Portfolio Operating Expenses(4)	Waivers, Reimbursements, and Recoupments	Net Portfolio Operating Expenses
ING VP International Value	0.85	0.25	0.25	0.19	0.01	1.55	(0.04)	1.51

2.               The information relating to the Portfolio in the table entitled “Examples” on page 11 of the ADV Class Prospectus is hereby deleted and replaced with the following:

Portfolio(1)	1 Year	3 Years	5 Years	10 Years
ING VP International Value	154	486	841	1,842

Class S Prospectus

3.               The information relating to the Portfolio in the table entitled “Operating Expenses Paid Each Year by the Portfolios(1)” on page 16 of the Class S Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fees	Service Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Portfolio Operating Expenses(4)	Waivers, Reimbursements, and Recoupments	Net Portfolio Operating Expenses
ING VP International Value	0.85	0.25	0.19	0.01	1.30	(0.09)	1.21

4.               The information relating to the Portfolio in the table entitled “Examples” on page 17 of the Class S Prospectus is hereby deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING VP International Value(1)	123	403	704	1,560

Class I Prospectus

5.               The information relating to the Portfolio in the table entitled “Operating Expenses Paid Each Year by the Portfolios(1)” on page 16 of the Class I Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fees	Service Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Portfolio Operating Expenses(4)	Waivers, Reimbursements, and Recoupments	Net Portfolio Operating Expenses
ING VP International Value	0.85	N/A	0.19	0.01	1.05	(0.04)	1.01

6.               The information relating to the Portfolio in the table entitled “Examples” on page 17 of the Class I Prospectus is hereby deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING VP International Value(1)	103	330	575	1,279

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Variable Products Trust

ING VP International Value Portfolio

Supplement dated January 15, 2008

to the ADV Class, Class I and Class S shares

Statement of Additional Information (“SAI”),

dated April 30, 2007

The Board of Trustees of ING Variable Products Trust approved changes in the Portfolio’s advisory fees and sub-advisory fees, effective January 1, 2008.

The SAI is hereby revised as follows:

1.                                       The information relating to the Portfolio in the table entitled “Advisory Fees” beginning on page 56 of the SAI is hereby deleted and replaced with the following:

Portfolio	Annual Investment Management Fee
International Value	0.85% of the Portfolio’s average daily net assets.

2.                                       The information relating to the Portfolio in the table entitled “Sub-Advisory Fees” beginning on page 59 of the SAI is hereby deleted and replaced with the following:

Portfolio	Sub-Advisory Fee
International Value	0.3825% of the Portfolio’s average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE